Consolidated Statement of Cash Flow - Movements in the borrowings, lease liabilities and payables to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF CASH FLOWS.
Balances at beginning of period	$ 533,279	$ 529,693	$ 694,836
Addition to lease liabilities	2,603	137	22,462
Proceeds from borrowings	10,728	0	0
Accrual of borrowing's interests	31,088	30,839	36,360
Exchange difference	(3,283)	7,061	(6,426)
Disposal of Chilean business	(502)
Foreign currency translation	(343)	174	487
Unwinding of discount	2,928	3,168	2,838
Principal paid	(731)	0	(172,522)
Interest paid	(27,736)	(27,500)	(36,514)
Borrowings cancellation costs	0	0	5,141
Borrowings cancellation and other costs paid	0	0	(9,118)
Lease payments	(7,775)	(10,267)	(7,851)
Balances at end of period	540,256	533,279	529,693
Borrowings [Member]
CONSOLIDATED STATEMENT OF CASH FLOWS.
Balances at beginning of period	500,981	497,642	674,092
Proceeds from borrowings	10,728
Accrual of borrowing's interests	31,088	30,839	36,360
Foreign currency translation	3		203
Principal paid	(731)		(172,522)
Interest paid	(27,736)	(27,500)	(36,514)
Borrowings cancellation costs			5,141
Borrowings cancellation and other costs paid			(9,118)
Balances at end of period	514,333	500,981	497,642
Lease liabilities [member]
CONSOLIDATED STATEMENT OF CASH FLOWS.
Balances at beginning of period	32,298	32,051	20,744
Addition to lease liabilities	2,603	137	22,462
Exchange difference	(3,283)	7,061	(6,426)
Disposal of Chilean business	(502)
Liabilities associated with assets held for sale		(26)
Foreign currency translation	(346)	174	284
Unwinding of discount	2,928	3,168	2,838
Lease payments	(7,775)	(10,267)	(7,851)
Balances at end of period	$ 25,923	$ 32,298	$ 32,051